Goodwill and Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Goodwill and Intangibles [Abstract]
Percentage by which fair value exceeds carrying amount, minimum (in hundredths)	5.00%
Percentage by which fair value exceeds carrying amount, more than this percentage, maximum (in hundredths)	300.00%
Number of reporting unites where fair value exceeds carrying amount by less than ten percent (in number of units)	2
Goodwill allocated to reporting units	$ 173
Amount of Long Term Care Pharmacy's goodwill impaired as result of asset sale agreement		16
Change in estimated future cash flows (in hundredths)	1.00%
Percentage decrease in estimated fair value of reporting unit (in hundredths)	1.00%
Decrease in the long-term net sales growth rate resulting in impact to estimated cash flows (in hundredths)	1.00%
Percentage point increase in estimated discount rates for reporting units whose fair value exceeded carrying value (in hundredths)	1.00%
Goodwill [Roll Forward]
Goodwill			1,473
Accumulated impairment losses		(28)	(12)
Total	1,887
Acquisitions	158	442
Impairment charges	0	(16)
Other	(28)	0
Net book value - Ending Period	2,017	1,887
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	1,776	1,553
Accumulated amortization	(564)	(439)
Intangible assets, Net	1,212	1,114
Amortization expense for intangible assets	219	182	148
Estimated annual intangible assets amortization expense [Abstract]
2012	218
2013	192
2014	160
2015	128
2016	90
Purchased Prescription File [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	913	749
Accumulated amortization	(338)	(293)
The weighted-average amortization period (in years)	7	6
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	385	377
Accumulated amortization	(76)	(38)
The weighted-average amortization period (in years)	11	11
Purchasing and Payer Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	308	280
Accumulated amortization	(94)	(68)
The weighted-average amortization period (in years)	13	13
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	95	69
Accumulated amortization	(43)	(33)
The weighted-average amortization period (in years)	5	5
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	71	44
Accumulated amortization	(11)	(3)
The weighted-average amortization period (in years)	9	5
Indefinite life assets	6	6
Other Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	4	34
Accumulated amortization	$ (2)	$ (4)
The weighted-average amortization period (in years)	10	10